UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8920

Clarion Value Fund, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY	10169
(Address of principal executive offices)	(Zip code)

Daniel Heflin

Clarion Value Fund, Inc.

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

CLARION VALUE FUND MASTER, LLC.

PORTFOLIO OF INVESTMENTS

July 31, 2008 (Unaudited)

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (95.32%)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029	$19,000,000	$16,766,664	(d)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	19,196,000	16,304,637	(d)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	12,300,000	10,729,475
GE Capital Commercial Mortgage Corp.	3.915% due 11/10/2038	10,040,000	9,921,327
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044	10,000,000	9,536,300
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	10,000,000	9,286,510
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030 (a)	10,000,000	9,007,240	(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399% due 07/15/2044	8,994,000	8,539,740	(d)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035 (a)	9,054,108	8,487,801	(d)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (a)	8,200,000	8,026,709
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044	8,000,000	7,696,400
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.541% due 01/12/2043	10,000,000	7,286,400	(d)
Merrill Lynch / Countrywide Commercial Mortgage	0.731% due 08/12/2048	239,092,169	7,259,795	(d)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	7,835,805	7,227,613	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.762% due 05/15/2045	236,624,529	7,024,909	(d)
LB UBS Commercial Mortgage Trust	5.224% due 07/15/2037 (a)	11,052,000	6,962,380	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.335% due 08/12/2037	7,000,000	6,701,030
DLJ Commercial Mortgage Corp.	8.579% due 11/10/2033	7,000,000	6,653,241	(d)
Wachovia Bank Commercial Mortgage Trust	3.667% due 10/15/2017 (a)	7,430,000	6,404,809
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031 (a)	7,323,000	6,201,563	(d)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (a)	8,918,000	5,796,976	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.641% due 05/15/2047	232,446,815	5,634,278	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.457% due 06/12/2047	313,673,220	5,592,794	(d)
Banc of America Commercial Mortgage, Inc.	0.607% due 02/10/2051 (a)	216,555,995	5,231,343	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.631% due 07/15/2041 (a)	7,631,000	5,218,452	(d)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	5,091,000	4,903,437	(d)
Banc of America Commercial Mortgage, Inc.	5.490% due 11/10/2041 (a)	8,033,500	4,597,058	(d)
DLJ Commercial Mortgage Corp.	6.410% due 02/18/2031 (a)	10,200,000	4,553,132	(c)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	13,023,000	4,524,921	(d)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	5,115,000	4,430,332	(d)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	5,200,000	4,374,822	(d)
Wachovia Bank Commercial Mortgage Trust	5.183% due 11/15/2035 (a)	7,307,000	4,345,904	(d)
GE Capital Commercial Mortgage Corp.	5.512% due 11/10/2045	5,481,000	4,284,859	(d)
Banc of America Commercial Mortgage, Inc.	5.293% due 07/10/2045	5,731,000	4,214,675
Merrill Lynch / Countrywide Commercial Mortgage	5.485% due 03/12/2051	4,400,000	3,982,867	(d)
CS First Boston Mortgage Securities Corp.	5.226% due 12/15/2036 (a)	7,767,000	3,966,289	(d)
Merrill Lynch Mortgage Trust	5.380% due 07/12/2038 (a)	5,500,000	3,928,265	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	9,507,000	3,866,288	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.150% due 11/15/2035 (a)	4,954,500	3,855,270	(d)
GS Mortgage Securities Corp. II	0.878% due 07/10/2039 (a)	180,793,101	3,747,841
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.786% due 02/15/2051	172,598,864	3,715,363
Bear Stearns Commercial Mortgage Securities	5.634% due 12/11/2040	5,000,000	3,677,910	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.626% due 10/12/2035 (a)	4,469,750	3,611,634
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040	5,000,000	3,603,035	(d)
GE Capital Commercial Mortgage Corp.	5.274% due 07/10/2045 (a)	5,000,000	3,519,870
GMAC Commercial Mortgage Securities, Inc.	7.918% due 04/15/2034 (a)	3,710,000	3,483,256	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.539% due 06/12/2041	4,000,000	3,470,124	(d)
Wachovia Bank Commercial Mortgage Trust	6.022% due 12/15/2043 (a)	12,500,000	3,464,337	(d)
CS First Boston Mortgage Securities Corp.	5.230% due 12/15/2040 (a)	5,000,000	3,455,690	(d)
CS First Boston Mortgage Securities Corp.	1.308% due 10/15/2039 (a)	141,951,713	3,327,348
GE Capital Commercial Mortgage Corp.	0.382% due 01/10/2038 (a)	136,216,780	3,302,712	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	3,174,638	(d)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035 (a)	5,189,000	3,130,280	(d)
LB UBS Commercial Mortgage Trust	6.462% due 03/15/2031	3,000,000	3,076,038	(d)
GS Mortgage Securities Corp. II	5.700% due 12/20/2049 (a)	5,000,000	3,015,130	(d)
GE Capital Commercial Mortgage Corp.	6.554% due 12/10/2035	3,000,000	2,929,905	(d)
CS First Boston Mortgage Securities Corp.	5.100% due 08/15/2038	4,000,000	2,874,836
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	15,005,000	2,863,359	(d)
Credit Suisse Mortgage Capital Certificates	6.004% due 09/15/2039 (a)	9,000,000	2,856,888	(d)
Bear Stearns Commercial Mortgage Securities	6.000% due 11/11/2035 (a)	3,099,999	2,812,536
Prudential Securities Secured Financing Corp.	6.986% due 04/15/2013	3,000,000	2,631,840	(d)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	3,325,000	2,558,920	(d)
Credit Suisse Mortgage Capital Certificates	6.004% due 09/15/2039 (a)	7,000,000	2,548,959	(d)
Crown Castle Towers LLC	6.065% due 11/15/2036 (a)	3,000,000	2,479,203	(d)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,392,971	(d)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	2,700,000	2,321,771
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (a)	2,500,000	2,285,505	(d)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037	2,500,000	2,216,450
Wachovia Bank Commercial Mortgage Trust	0.436% due 04/15/2047 (a)	145,276,483	2,195,709	(d)
Wachovia Bank Commercial Mortgage Trust	5.395% due 10/15/2041 (a)	3,493,000	2,170,117	(d)
Banc of America Commercial Mortgage, Inc.	5.326% due 07/10/2045 (a)	4,385,000	1,989,128	(d)
CS First Boston Mortgage Securities Corp.	4.783% due 07/15/2036 (a)	3,923,000	1,975,564	(d)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	1,969,727
Chase Commercial Mortgage Securities Corp.	7.480% due 02/12/2016 (a)	2,000,000	1,951,624
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.541% due 01/12/2043 (a)	2,770,000	1,936,831	(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (a)	40,500,000	1,920,348	(d)
DLJ Commercial Mortgage Corp.	7.600% due 02/18/2031 (a)	2,100,000	1,879,664	(d)
Merrill Lynch Mortgage Trust	5.244% due 11/12/2037 (a)	3,579,000	1,791,153	(d)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (a)	4,036,500	1,641,217
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035 (a)	2,827,000	1,596,407
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	9,793,000	1,596,328	(c),(d)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (a)	3,000,000	1,461,330	(d)
Merrill Lynch Mortgage Trust	5.421% due 09/12/2042 (a)	3,200,000	1,418,150	(d)
Ansonia CDO Ltd.	4.045% due 10/25/2019 (a)	8,750,000	1,400,000	(c),(d)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	8,752,000	1,396,609	(c),(d)
First Union National Bank Commercial Mortgage Corp.	6.155% due 08/15/2033 (a)	1,480,000	1,347,867	(d)
Merrill Lynch Mortgage Trust	5.380% due 07/12/2038 (a)	2,500,000	1,342,088	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.312% due 08/15/2042 (a)	2,500,000	1,328,625	(d)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,674,084	1,305,170	(c),(d)
Wachovia Bank Commercial Mortgage Trust	5.183% due 11/15/2035 (a)	2,289,000	1,287,723

CLARION VALUE FUND MASTER, LLC.

PORTFOLIO OF INVESTMENTS

July 31, 2008 (Unaudited)

		Principal Amount	Value
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.541% due 08/12/2037 (a)	2,910,000	1,285,481	(d)
GE Capital Commercial Mortgage Corp.	5.394% due 05/10/2043 (a)	2,972,000	1,263,353	(d)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	1,194,890	(d)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	2,000,000	1,098,390	(d)
Ansonia CDO Ltd.	3.545% due 10/25/2056 (a)	6,250,000	1,031,250	(c),(d)
GS Mortgage Securities Corp. II	5.252% due 04/10/2038 (a)	4,275,000	1,008,703	(d)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (a)	3,107,000	946,457	(d)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (a)	1,000,000	880,564	(d)
Wachovia Bank Commercial Mortgage Trust	5.929% due 06/15/2049 (a)	3,000,000	788,214	(d)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029 (a)	800,036	759,306	(d)
Wachovia Bank Commercial Mortgage Trust	5.470% due 04/15/2042 (a)	1,000,000	562,921	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.261% due 02/15/2051	800,000	562,329	(d)
Wachovia Bank Commercial Mortgage Trust	5.183% due 11/15/2035 (a)	1,000,000	540,690
Wachovia Bank Commercial Mortgage Trust	5.438% due 10/15/2035 (a)	1,000,000	474,910
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	434,000	(c),(d)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	418,000	(c),(d)
Commercial Mortgage Pass-Through Certificates	5.782% due 12/10/2046 (a)	1,000,000	345,023	(d)
DR Structured Finance Corp.	8.375% due 08/15/2015	457,672	262,426	(c),(d)
DR Structured Finance Corp.	6.660% due 08/15/2010	261,367	189,493	(c),(d)
DR Structured Finance Corp.	8.550% due 08/15/2019	438,910	166,997	(c),(d)
Total Commercial Mortgage-Backed Securities (Cost $524,730,532)			402,989,630
CORPORATE BONDS (1.11%)
Hospitality Properties Trust	9.125% due 07/15/2010	2,500,000	2,503,260
Cresent Resources TLB	5.800% due 12/31/2049	2,000,000	1,316,660
Ashton Woods USA LLC/Ashton Woods Finance Co.	9.500% due 10/01/2015	1,500,000	900,000
Total Corporate Bonds (Cost $6,144,980)			4,719,920
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (2.21%)
US Treasury Bond	4.625% due 11/15/2016	5,000,000	5,295,310
US Treasury Note	3.500% due 05/31/2013	2,000,000	2,025,000
US Treasury Note	3.375% due 06/30/2013	2,000,000	2,012,188
Total United States Government Agencies & Obligations (Cost $9,290,928)			9,332,498
TOTAL SECURITIES (98.64%) (Cost $540,166,440) (b)			417,042,048
OTHER ASSETS, NET OF LIABILITIES (1.36%)			5,741,791
NET ASSETS (100.00%)			$422,783,839

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2008 was $258,819,464 or 61.22% of net assets.
(b)	The cost for federal income tax purposes was $540,166,440. At July 31, 2008 net unrealized depreciation for all securities based on tax cost was $123,124,392. This consisted of aggregate gross unrealized appreciation for all securities of $778,387 and aggregate gross unrealized depreciation for all securities of $123,902,779.
(c)	Illiquid security.
(d)	Fair valued security. At July 31, 2008, fair valued securities represented 68.19% of the Master Fund's net assets. The value of such securities was determined primarily by using a pricing table which incorporates factors such as dealer bids, market transactions in comparable securities and new issue pricing of fixed income securities.

Item 2. Controls and Procedures.

(a)	The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Clarion Value Fund, Inc.

By:	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date:	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date:	September 29, 2008

By:	/s/ Jerry Chang
Jerry Chang
Chief Financial Officer

Date:	September 29, 2008